Profit or Loss Before Income Taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Schedule of Income Before Income Tax [Line Items]
Loss before income taxes	$ (23,611)	¥ (162,325)	¥ (1,007,814)	¥ (943,082)
Non-PRC
Schedule of Income Before Income Tax [Line Items]
Loss before income taxes	(31,136)	(214,063)	(286,388)	(155,364)
PRC
Schedule of Income Before Income Tax [Line Items]
Loss before income taxes	$ 7,525	¥ 51,738	¥ (721,426)	¥ (787,718)